Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued interest	$ 20,063	$ 19,323
Notes payable	45,063
Non-current portion of convertible notes payable		0	$ 516,575
Current portion of notes payable	45,063
Due August 2013 [Member]
Debt Instrument, Face Amount	$ 25,000	25,000
Convertible Notes Payable [Member]
Debt Instrument, Face Amount		136,000
Notes payable				$ 400,000
Current portion of notes payable				$ 400,000
Convertible Notes Payable [Member] | Unsecured Notes Payable [Member]
Accrued interest		19,323	32,890
Total principal and interest		44,323	557,890
Notes payable		44,323	41,315
Non-current portion of convertible notes payable		0	516,575
Current portion of notes payable		44,323	41,315
Convertible Notes Payable [Member] | Due August 2013 [Member] | Unsecured Notes Payable [Member]
Debt Instrument, Face Amount		25,000	25,000
Convertible Notes Payable [Member] | Due May 2017 [Member] | Unsecured Notes Payable [Member]
Debt Instrument, Face Amount		$ 0	$ 500,000